Subsequent Events (Details Textual)				1 Months Ended					2 Months Ended	6 Months Ended		12 Months Ended
	Feb. 10, 2016	Jan. 05, 2016 shares	Feb. 10, 2015 USD ($) $ / shares shares	Apr. 30, 2016 USD ($) $ / shares shares	Apr. 28, 2016 USD ($) $ / shares shares	Apr. 28, 2016 CAD shares	Jan. 20, 2016 USD ($) $ / shares shares	Aug. 19, 2015 USD ($)	Aug. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	Jan. 01, 2017 USD ($)	Sep. 05, 2016 USD ($)	Jan. 04, 2016
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 5,200,000	$ 5,175,000
Proceeds from Convertible Debt										$ 5,175,000	$ 0	$ 7,400,000	$ 4,600,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract												37 months
Operating Leases Monthly Base Rent Initial Year												$ 2,900
Operating Leases, Rent Expense												$ 112,000
Common Stock, Shares, Outstanding | shares										14,259,693		14,259,681	7,901,426
Shares Issuable on Convertible Notes, as Percentage to Shares Outstanding subsequent			8.00%
Class of Warrant or Right, Exercisable Period	5 years
Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Description												The principal and accrued interest under the notes will automatically convert into a number of shares of such equity securities of the Company sold in such financing equal to 120% of the principal and accrued interest under such note divided by the lesser of (i) the lowest price paid by an investor in such financing or (ii) $4.63.
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 4,125,000
Percentage Of Amount Paid To Placement Agent Based On Notes Sold									8.00%
Percentage Of Warrants To Purchase Shares Of Common Stock Equal To Gross Proceeds Of Notes									8.00%
Non Refundable Retainer Fee									$ 20,000
Percentage Of Warrants Exercise Price Equal To Equity Securities Sold									100.00%
Lessee Leasing Arrangements, Operating Leases, Term of Contract								37 months
Operating Leases Monthly Base Rent Initial Year								$ 8,500
Operating Leases, Rent Expense								$ 318,000
Private Placement Warrant Term									5 years
Debt Instrument, Increase, Accrued Interest			$ 142,810
Conversion of Stock, Shares Converted | shares			7,879,096
Common Stock, Shares, Outstanding | shares			22,446,481
Convertible Notes Principal Amount Remain Outstanding			$ 1,050,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			267,073
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.65
Payments for Fees				$ 2,000,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares				100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 0.56
Subsequent Event [Member] | Subscription Arrangement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares							153,846
Share Price | $ / shares							$ 0.65
Proceeds from Issuance of Common Stock							$ 200,000
License and Supply Agreement, Shares Subscription Terms				subscription will be comprised of that number of shares equal to Cdn.$2,534,800 divided by the greater of (i) Cdn.$0.207 per share, and (ii) the lowest subscription price per share required by the TSX. We cannot dispose of these shares until August 29, 2016.
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Description							principal and accrued interest as of the closing of such financings into a number of shares of Aytu capital stock in an amount equal to 120% of the number of such shares calculated by dividing the outstanding principal and accrued interest by the lesser of (a) the lowest cash price per share paid by purchasers of shares in such financing, or (b) $4.63.
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 0.65		$ 4.63
Convertible Notes Equal To Percentage Of Common Stock							120.00%		120.00%
Debt Instrument, Face Amount									$ 5,200,000
Debt Instrument Maturity Period1									18 months
Debt Instrument, Interest Rate, Increase (Decrease)									2.00%
Debt Instrument, Maturity Date									Jan. 22, 2017
Debt Instrument Maturity Date Two									Feb. 11, 2017
Debt Instrument Maturity Date Three									Feb. 28, 2017
Debt Instrument Extension Period									6 months
Subsequent Event [Member] | Convertible Promissory Notes [Member] | If Converted [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate During Period									8.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member] | If Not Converted [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate During Period									12.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member] | If Not Registered Common Stock [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate During Period									14.00%
Subsequent Event [Member] | Minimum [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt									$ 5,000,000
Subsequent Event [Member] | Ampio [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares		335,000
Subsequent Event [Member] | Ampio [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage Of Ownership Interest Held by New Shareholder																81.50%
Subsequent Event [Member] | Ampio [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage Of Ownership Interest Held by New Shareholder																8.60%
Subsequent Event [Member] | License And Supply Agreement [Member]
Subsequent Event [Line Items]
Share Price | $ / shares					$ 0.207
Number of Shares Purchased | shares					12,245,411	12,245,411
Value of Shares Purchased				$ 2,534,800	$ 2,000,000	CAD 2,534,800
License and supply agreement, Description				Pursuant to the agreement, Aytu will pay Acerus a supply price per unit of the greater of 115% of Acerus’ cost of goods sold for Natesto, not to exceed a fixed ceiling price and (ii) 10% of the net selling price for the first year of the agreement that increases to 16% in the second year and 25% in the third year of the agreement and remains constant after that. Upon the expiration or invalidation of the last-to-expire (or be invalidated) Acerus patent covered by the agreement, the supply price will be reduced to an amount equal to the sum of (A) 115% of Acerus’ cost of goods sold (but not to exceed the fixed ceiling price) and (B) 50% of the difference between the supply price and 115% of Acerus’ cost of goods sold (but not to exceed the fixed ceiling price); provided that the supply price will not be reduced to an amount lower than 115% of Acerus’ cost of goods sold (but no to exceed the fixed ceiling price).
Subsequent Event [Member] | License And Supply Agreement [Member] | First Milestone [Member]
Subsequent Event [Line Items]
One Time Non-Refundable Payments				$ 2,500,000
Sales Revenue Target				25,000,000
Subsequent Event [Member] | License And Supply Agreement [Member] | Second Milestone [Member]
Subsequent Event [Line Items]
One Time Non-Refundable Payments				5,000,000
Sales Revenue Target				50,000,000
Subsequent Event [Member] | License And Supply Agreement [Member] | Third Milestone [Member]
Subsequent Event [Line Items]
One Time Non-Refundable Payments				7,500,000
Sales Revenue Target				75,000,000
Subsequent Event [Member] | License And Supply Agreement [Member] | Fourth Milestone [Member]
Subsequent Event [Line Items]
One Time Non-Refundable Payments				10,000,000
Sales Revenue Target				100,000,000
Subsequent Event [Member] | License And Supply Agreement [Member] | Fifth Milestone [Member]
Subsequent Event [Line Items]
One Time Non-Refundable Payments				12,500,000
Sales Revenue Target				$ 125,000,000
Subsequent Event [Member] | Scenario, Forecast [Member] | License And Supply Agreement [Member] | Second Upfront [Member]
Subsequent Event [Line Items]
Accrued Additional Upfront Fees															$ 2,000,000
Subsequent Event [Member] | Scenario, Forecast [Member] | License And Supply Agreement [Member] | Third Upfront [Member]
Subsequent Event [Line Items]
Accrued Additional Upfront Fees														$ 4,000,000